UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2019

MARTIN CURRIE

EMERGING MARKETS FUND

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Martin Currie Emerging Markets Fund for the six-month reporting period ended March 31, 2019. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

During a meeting of the shareholders of the Fund held on March 8, 2019, the shareholders approved changing the Fund’s classification from diversified to non-diversified within the meaning of the Investment Company Act of 1940, as amended. Accordingly, effective March 8, 2019, the Fund is a non-diversified fund, which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 26, 2019

II	Martin Currie Emerging Markets Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended March 31, 2019 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2018 U.S. gross domestic product (“GDP”)i growth was 3.4%. Fourth quarter 2018 GDP growth then moderated to 2.2%. Finally, the U.S. Department of Commerce’s initial reading for first quarter 2019 GDP growth, released after the reporting period ended, was 3.2%. The acceleration in GDP growth during the first quarter of 2019 was attributed to an upturn in state and local government spending, increases in private inventory investment and exports, and a smaller decrease in residential investment. These movements were partly offset by decelerations in personal consumption expenditures and nonresidential fixed investment, along with a downturn in federal government spending.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on March 31, 2019, the unemployment rate was 3.8%, versus 3.7% when the period began. This modest uptick was partially due to an increase in the workforce participation rate. The percentage of longer-term unemployed declined during the reporting period. In March 2019, 21.1% of Americans looking for a job had been out of work for more than six months, versus 22.5% when the period began.

Turning to the global economy, in its April 2019 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “After strong growth in 2017 and early 2018, global economic activity slowed notably in the second half of last year, reflecting a confluence of factors affecting major economies. China’s growth declined following a combination of needed regulatory tightening to rein in shadow banking and an increase in trade tensions with the United States. The euro area economy lost more momentum than expected as consumer and business confidence weakened and car production in Germany was disrupted by the introduction of new emission standards; investment dropped in Italy as sovereign spreads widened; and external demand, especially from emerging Asia, softened. Elsewhere, natural disasters hurt activity in Japan. Trade tensions increasingly took a toll on business confidence and, so, financial market sentiment worsened, with financial conditions tightening for vulnerable emerging markets in the spring of 2018 and then in advanced economies later in the year, weighing on global demand. Conditions have eased in 2019 as the U.S. Federal Reserve signaled a more accommodative monetary policy stance and markets became more optimistic about a US — China trade deal, but they remain slightly more restrictive than in the fall [of 2018].” From a regional perspective, the IMF projects 2019 growth in the Eurozone will be 1.3%, versus 1.8% in 2018. Japan’s economy is expected to expand 1.0% in 2019, compared to 0.8% in 2018. Elsewhere, the IMF projects that overall growth in emerging market countries will decelerate to 4.4% in 2019, versus 4.5% in 2018.

Martin Currie Emerging Markets Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. The Fed continued tightening its monetary policy, as it raised interest rates once during the reporting period and further reduced its balance sheet. As widely expected, the Fed raised the federal funds rateiv at its meeting that ended on December 19, 2018, to a range between 2.25% and 2.50%. This represented the Fed’s fourth rate hike in 2018. However, at its meeting that concluded on January 30, 2019, the Fed kept interest rates on hold and said, “In light of global economic and financial developments and muted inflation pressures, the Committee will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate ….” Finally, at its meeting that concluded on March 20, 2019, most Federal Open Market Committee (“FOMC”)v members indicated that they did not feel additional rate hikes would be needed in 2019.

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. took different approaches to monetary policy during the reporting period. Looking back, in December 2018, the European Central Bank (“ECB”)vi ended its bond buying program and said that it did not anticipate raising interest rates “at least through the summer of 2019”. However, in March 2019, the ECB said it didn’t expect to raise rates “at least through the end of 2019.” In other developed countries, on August 2, 2018, the Bank of Englandvii raised rates from 0.50% to 0.75%, but has since kept rates on hold. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanviii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaix kept rates steady at 4.35% during the reporting period.

Q. How did emerging market equities perform during the reporting period?

A. Despite a weak start and periods of volatility, emerging market equities, overall, generated a positive return during the six months ended March 31, 2019. Emerging market equities, as measured by the MSCI Emerging Markets Indexx, fell sharply during two of the first three months of the reporting period. This occurred as global growth moderated, there were several geopolitical issues and the U.S. dollar generally rallied. However, emerging market equities then moved higher over the last three months of the reporting period and offset their earlier losses. This turnaround was driven by several factors, including indications from several central banks that they would pursue accommodative monetary policies, hopes for a resolution to numerous trade conflicts and increased investor risk appetite. All told, the MSCI Emerging Markets Index gained 1.71% over the reporting period. In contrast, international developed market equities, as measured by the MSCI EAFE Indexxi, returned -3.81% for the six months ended March 31, 2019.

Performance review

For the six months ended March 31, 2019, Class I shares of Martin Currie Emerging Markets Fund returned 3.85%. The Fund’s unmanaged benchmark, the MSCI Emerging Markets Index, returned 1.71% for the same

IV	Martin Currie Emerging Markets Fund

period. The Lipper Emerging Markets Funds Category Average1 returned 2.23% over the same time frame.

Performance Snapshot as of March 31, 2019 (unaudited)
(excluding sales charges)	6 months
Martin Currie Emerging Markets Fund:
Class A	3.76%
Class C	3.46%
Class FI	3.65%
Class I	3.85%
Class IS	3.95%
MSCI Emerging Markets Index	1.71%
Lipper Emerging Markets Funds Category Average	2.23%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 1.52%, 2.26%, 1.51%, 1.38% and 1.11%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses to average net assets, will not exceed 1.30% for Class A shares, 2.05% for Class C shares, 1.30% for Class FI shares, 0.95% for Class I shares and 0.85% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving fees and/or reimbursing expenses, exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 873 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Martin Currie Emerging Markets Fund	V

Investment commentary (cont’d)

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 26, 2019

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The Fund may be significantly overweight or underweight in certain companies, industries or market sectors, which may cause the Fund’s performance to be more sensitive to developments affecting those companies, industries or sectors. International investments are subject to special risks, including currency fluctuations as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund. As a non-diversified fund, the Fund can invest a larger percentage of its assets in any one issuer than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Derivatives, such as index futures contracts, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. In addition to the Fund’s operating expenses, the Fund will indirectly bear the operating expenses of any underlying funds in which it invests. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

VI	Martin Currie Emerging Markets Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The Federal Open Market Committee (“FOMC”) is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

vi	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vii	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

viii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

ix	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

[x]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

Martin Currie Emerging Markets Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2019 and September 30, 2018. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Martin Currie Emerging Markets Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2018 and held for the six months ended March 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.76%	$1,000.00	$1,037.60	1.11%	$5.64	Class A	5.00%	$1,000.00	$1,019.40	1.11%	$5.59
Class C	3.46	1,000.00	1,034.60	1.86	9.43	Class C	5.00	1,000.00	1,015.66	1.86	9.35
Class FI	3.65	1,000.00	1,036.50	1.30	6.60	Class FI	5.00	1,000.00	1,018.45	1.30	6.54
Class I	3.85	1,000.00	1,038.50	0.95	4.83	Class I	5.00	1,000.00	1,020.19	0.95	4.78
Class IS	3.95	1,000.00	1,039.50	0.85	4.32	Class IS	5.00	1,000.00	1,020.69	0.85	4.28

2	Martin Currie Emerging Markets Fund 2019 Semi-Annual Report

[1]	For the six months ended March 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Martin Currie Emerging Markets Fund 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2019

Martin Currie Emerging Markets Fund

Security	Shares	Value
Common Stocks — 95.6%
Communication Services — 11.9%
Diversified Telecommunication Services — 0.6%
Tower Bersama Infrastructure Tbk PT	3,269,300	$904,746	(a)
Interactive Media & Services — 7.1%
Tencent Holdings Ltd.	230,600	10,603,351	(a)
Media — 3.5%
Naspers Ltd., Class N Shares	23,086	5,341,692	(a)
Wireless Telecommunication Services — 0.7%
Turkcell Iletisim Hizmetleri AS	464,896	1,008,620	(a)
Total Communication Services		17,858,409
Consumer Discretionary — 15.2%
Auto Components — 1.1%
Minth Group Ltd.	526,000	1,658,126	(a)
Automobiles — 2.8%
Brilliance China Automotive Holdings Ltd.	1,150,000	1,139,596	(a)
Maruti Suzuki India Ltd.	32,485	3,132,201	(a)
Total Automobiles		4,271,797
Hotels, Restaurants & Leisure — 1.0%
Genting Malaysia Bhd	1,860,200	1,459,092	(a)
Household Durables — 0.9%
MRV Engenharia e Participacoes SA	373,800	1,338,495
Internet & Direct Marketing Retail — 6.7%
Alibaba Group Holding Ltd., ADR	54,987	10,032,378	*
Textiles, Apparel & Luxury Goods — 2.7%
Titan Co. Ltd.	246,748	4,069,349	(a)
Total Consumer Discretionary		22,829,237
Consumer Staples — 2.4%
Food & Staples Retailing — 0.8%
Robinsons Retail Holdings Inc.	849,265	1,278,676	(a)
Personal Products — 1.6%
LG Household & Health Care Ltd.	1,899	2,376,013	(a)
Total Consumer Staples		3,654,689
Energy — 7.1%
Oil, Gas & Consumable Fuels — 7.1%
CNOOC Ltd.	1,971,000	3,682,762	(a)
Cosan Ltd., Class A Shares	250,346	2,901,510
Lukoil PJSC, ADR	44,763	4,012,722	(a)
Total Energy		10,596,994

See Notes to Financial Statements.

4	Martin Currie Emerging Markets Fund 2019 Semi-Annual Report

Martin Currie Emerging Markets Fund

Security	Shares	Value
Financials — 23.5%
Banks — 17.8%
Bank Rakyat Indonesia Persero Tbk PT	10,834,600	$3,139,413	(a)
Credicorp Ltd.	18,790	4,508,660
CTBC Financial Holding Co. Ltd.	3,249,180	2,156,532	(a)
Grupo Financiero Banorte SAB de CV, Class O Shares	405,524	2,203,089
HDFC Bank Ltd., ADR	27,776	3,219,516
Industrial and Commercial Bank of China Ltd., Class H Shares	6,518,000	4,773,856	(a)
OTP Bank Nyrt	101,733	4,478,924	(a)
Sberbank of Russia PJSC, SP ADR	110,512	1,466,236	(a)
Sberbank of Russia PJSC, SP ADR	59,365	782,431
Total Banks		26,728,657
Insurance — 5.7%
AIA Group Ltd.	387,600	3,858,172	(a)
Ping An Insurance Group Co. of China Ltd., Class H Shares	422,000	4,724,892	(a)
Total Insurance		8,583,064
Total Financials		35,311,721
Health Care — 3.3%
Health Care Equipment & Supplies — 1.0%
St. Shine Optical Co., Ltd.	80,000	1,555,894	(a)
Health Care Providers & Services — 0.5%
Odontoprev SA	187,900	791,845
Pharmaceuticals — 1.8%
Aspen Pharmacare Holdings Ltd.	96,823	624,557	(a)
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares	554,000	2,000,399	(a)
Total Pharmaceuticals		2,624,956
Total Health Care		4,972,695
Information Technology — 22.6%
Electronic Equipment, Instruments & Components — 4.5%
Delta Electronics Inc.	302,367	1,562,838	(a)
Largan Precision Co., Ltd.	11,000	1,650,208	(a)
Samsung SDI Co., Ltd.	8,989	1,702,478	(a)
Sunny Optical Technology Group Co., Ltd.	155,700	1,859,089	(a)
Total Electronic Equipment, Instruments & Components		6,774,613
IT Services — 2.4%
EPAM Systems Inc.	20,734	3,506,741	*
Semiconductors & Semiconductor Equipment — 8.9%
Globalwafers Co., Ltd.	125,000	1,235,048	(a)
SK Hynix Inc.	49,016	3,202,852	(a)

See Notes to Financial Statements.

Martin Currie Emerging Markets Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2019

Martin Currie Emerging Markets Fund

Security		Shares	Value
Semiconductors & Semiconductor Equipment — continued
Taiwan Semiconductor Manufacturing Co., Ltd., ADR		219,105	$8,974,541
Total Semiconductors & Semiconductor Equipment			13,412,441
Technology Hardware, Storage & Peripherals — 6.8%
Samsung Electronics Co., Ltd.		257,786	10,137,324	(a)
Total Information Technology			33,831,119
Materials — 7.8%
Chemicals — 5.2%
Asian Paints Ltd.		95,100	2,048,923	(a)
LG Chem Ltd.		13,078	4,224,016	(a)
Mexichem SAB de CV		605,925	1,448,457
Total Chemicals			7,721,396
Construction Materials — 1.2%
UltraTech Cement Ltd.		31,033	1,791,825	(a)
Metals & Mining — 1.4%
Southern Copper Corp.		53,317	2,115,619
Total Materials			11,628,840
Utilities — 1.8%
Gas Utilities — 1.8%
China Gas Holdings Ltd.		782,200	2,749,758	(a)
Total Common Stocks (Cost — $136,902,333)			143,433,462

	Rate
Preferred Stocks — 1.9%
Financials — 1.9%
Banks — 1.9%
Itau Unibanco Holding SA (Cost — $2,862,388)	4.180%	330,287	2,885,851
Total Investments — 97.5% (Cost — $139,764,721)			146,319,313
Other Assets in Excess of Liabilities — 2.5%			3,811,823
Total Net Assets — 100.0%			$150,131,136

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

PJSC	— Private Joint Stock Company

See Notes to Financial Statements.

6	Martin Currie Emerging Markets Fund 2019 Semi-Annual Report

Martin Currie Emerging Markets Fund

Summary of Investments by Country**
China	27.7%
South Korea	14.8
Taiwan	11.7
India	9.7
Brazil	5.4
Peru	4.5
Hong Kong	4.5
Russia	4.3
South Africa	4.1
Hungary	3.0
Indonesia	2.8
Mexico	2.5
United States	2.4
Malaysia	1.0
Philippines	0.9
Turkey	0.7
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2019 and are subject to change.

See Notes to Financial Statements.

Martin Currie Emerging Markets Fund 2019 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

March 31, 2019

Assets:
Investments, at value (Cost — $139,764,721)	$146,319,313
Foreign currency, at value (Cost — $4)	4
Cash	5,036,931
Dividends receivable	314,521
Receivable for securities sold	185,633
Receivable for Fund shares sold	96,481
Prepaid expenses	67,116
Total Assets	152,019,999

Liabilities:
Payable for securities purchased	1,470,315
Payable for Fund shares repurchased	220,118
Investment management fee payable	84,284
Trustees’ fees payable	1,442
Service and/or distribution fees payable	210
Accrued expenses	112,494
Total Liabilities	1,888,863
Total Net Assets	$150,131,136

Net Assets:
Par value (Note 7)	$124
Paid-in capital in excess of par value	147,818,880
Total distributable earnings (loss)	2,312,132
Total Net Assets	$150,131,136

See Notes to Financial Statements.

8	Martin Currie Emerging Markets Fund 2019 Semi-Annual Report

Net Assets:
Class A	$191,809
Class C	$81,752
Class FI	$485,099
Class I	$8,508,769
Class IS	$140,863,707

Shares Outstanding:
Class A	15,938
Class C	6,802
Class FI	40,283
Class I	703,825
Class IS	11,624,982

Net Asset Value:
Class A (and redemption price)	$12.03
Class C*	$12.02
Class FI (and redemption price)	$12.04
Class I (and redemption price)	$12.09
Class IS (and redemption price)	$12.12
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$12.76

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Martin Currie Emerging Markets Fund 2019 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended March 31, 2019

Investment Income:
Dividends	$1,100,219
Less: Foreign taxes withheld	(87,418)
Total Investment Income	1,012,801

Expenses:
Investment management fee (Note 2)	510,225
Registration fees	57,067
Fund accounting fees	33,170
Audit and tax fees	26,728
Legal fees	15,183
Trustees’ fees	8,940
Custody fees	7,606
Shareholder reports	7,008
Transfer agent fees (Note 5)	4,356
Fees recaptured by investment manager (Note 2)	2,616
Insurance	1,203
Service and/or distribution fees (Notes 2 and 5)	893
Miscellaneous expenses	7,348
Total Expenses	682,343
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(100,340)
Net Expenses	582,003
Net Investment Income	430,798

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Loss From:
Investment transactions	(3,063,987)
Foreign currency transactions	(20,227)
Net Realized Loss	(3,084,214)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	10,641,563
Foreign currencies	(4,710)
Change in Net Unrealized Appreciation (Depreciation)	10,636,853
Net Gain on Investments and Foreign Currency Transactions	7,552,639
Increase in Net Assets From Operations	$7,983,437

See Notes to Financial Statements.

10	Martin Currie Emerging Markets Fund 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2019 (unaudited) and the Year Ended September 30, 2018	2019	2018

Operations:
Net investment income	$430,798	$1,133,289
Net realized loss	(3,084,214)	(1,002,908)
Change in net unrealized appreciation (depreciation)	10,636,853	(4,370,628)
Increase (Decrease) in Net Assets From Operations	7,983,437	(4,240,247)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings(a)	(1,400,007)	(190,009)
Decrease in Net Assets From Distributions to Shareholders	(1,400,007)	(190,009)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	41,924,744	24,303,300
Reinvestment of distributions	1,399,550	190,009
Cost of shares repurchased	(15,067,389)	(9,195,413)
Increase in Net Assets From Fund Share Transactions	28,256,905	15,297,896
Increase in Net Assets	34,840,335	10,867,640

Net Assets:
Beginning of period	115,290,801	104,423,161
End of period(b)	$150,131,136	$115,290,801

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed. See Note 9. For the year ended September 30, 2018, distributions from net investment income were $190,009.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 9. For the year ended September 30, 2018, end of year net assets included undistributed net investment income of $1,062,533.

See Notes to Financial Statements.

Martin Currie Emerging Markets Fund 2019 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2019[2]	2018[3]

Net asset value, beginning of period	$11.70	$12.54

Income (loss) from operations:
Net investment income	0.03	0.01
Net realized and unrealized gain (loss)	0.40	(0.85)
Total income (loss) from operations	0.43	(0.84)

Less distributions from:
Net investment income	(0.10)	—
Total distributions	(0.10)	—

Net asset value, end of period	$12.03	$11.70
Total return[4]	3.76%	(6.70)%

Net assets, end of period (000s)	$192	$47

Ratios to average net assets:
Gross expenses[5]	1.26%[6]	1.49%
Net expenses[5,7,8]	1.11 [6]	1.15
Net investment income[5]	0.48	0.25

Portfolio turnover rate	14%	23%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]	For the period July 16, 2018 (inception date) to September 30, 2018.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of expense limitation arrangements the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[9]	For the year ended September 30, 2018.

See Notes to Financial Statements.

12	Martin Currie Emerging Markets Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2019[2]	2018[3]

Net asset value, beginning of period	$11.68	$12.54

Income (loss) from operations:
Net investment loss	(0.02)	(0.01)
Net realized and unrealized gain (loss)	0.42	(0.85)
Total income (loss) from operations	0.40	(0.86)

Less distributions from:
Net investment income	(0.06)	—
Total distributions	(0.06)	—

Net asset value, end of period	$12.02	$11.68
Total return[4]	3.46%	(6.86)%

Net assets, end of period (000s)	$82	$47

Ratios to average net assets:
Gross expenses[5]	2.01%[6]	2.23%
Net expenses[5,7,8]	1.86 [6]	1.90
Net investment loss[5]	(0.31)	(0.49)

Portfolio turnover rate	14%	23%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]	For the period July 16, 2018 (inception date) to September 30, 2018.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of expense limitation arrangements the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[9]	For the year ended September 30, 2018.

See Notes to Financial Statements.

Martin Currie Emerging Markets Fund 2019 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2019[2]	2018		2017	2016	2015[3]

Net asset value, beginning of period	$11.70	$12.30		$9.70	$8.09	$10.00

Income (loss) from operations:
Net investment income	0.01	0.10		0.05	0.07	0.07
Net realized and unrealized gain (loss)	0.41	(0.70)		2.69	1.57	(1.98)
Total income (loss) from operations	0.42	(0.60)		2.74	1.64	(1.91)

Less distributions from:
Net investment income	(0.08)	(0.00)	[4]	(0.14)	(0.03)	—
Total distributions	(0.08)	(0.00)	[4]	(0.14)	(0.03)	—

Net asset value, end of period	$12.04	$11.70		$12.30	$9.70	$8.09
Total return[5]	3.65%	(4.87)%		28.81%	20.32%	(19.10)%

Net assets, end of period (000s)	$485	$363		$26	$10	$8

Ratios to average net assets:
Gross expenses	1.46%[6,7]	1.50%[7]		6.11%[7]	14.96%	19.47%[6]
Net expenses[8,9]	1.30 [6,7]	1.30	[7]	1.44 [7]	1.31	1.41 [6]
Net investment income	0.18 [6]	0.79		0.46	0.76	2.25 [6]

Portfolio turnover rate	14%	23%		7%	28%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]	For the period May 29, 2015 (inception date) to September 30, 2015.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, effective August 3, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.50%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Martin Currie Emerging Markets Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015[3]

Net asset value, beginning of period	$11.76	$12.33	$9.71	$8.09	$10.00

Income (loss) from operations:
Net investment income	0.03	0.14	0.11	0.09	0.06
Net realized and unrealized gain (loss)	0.41	(0.71)	2.67	1.58	(1.97)
Total income (loss) from operations	0.44	(0.57)	2.78	1.67	(1.91)

Less distributions from:
Net investment income	(0.11)	(0.00) [4]	(0.16)	(0.05)	—
Total distributions	(0.11)	(0.00) [4]	(0.16)	(0.05)	—

Net asset value, end of period	$12.09	$11.76	$12.33	$9.71	$8.09
Total return[5]	3.85%	(4.60)%	29.25%	20.71%	(19.10)%

Net assets, end of period (000s)	$8,509	$4,341	$91	$48	$14

Ratios to average net assets:
Gross expenses	1.16%[6,7]	1.35%	6.11%	14.08%	18.64%[6]
Net expenses[8,9]	0.95 [6,7]	0.95	1.11	1.05	1.15 [6]
Net investment income	0.56 [6]	1.17	1.02	1.02	2.07 [6]

Portfolio turnover rate	14%	23%	7%	28%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]	For the period May 29, 2015 (inception date) to September 30, 2015.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, effective August 3, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 1.15%.

See Notes to Financial Statements.

Martin Currie Emerging Markets Fund 2019 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2019[2]	2018	2017	2016	2015[3]

Net asset value, beginning of period	$11.78	$12.36	$9.74	$8.10	$10.00

Income (loss) from operations:
Net investment income	0.04	0.14	0.20	0.11	0.08
Net realized and unrealized gain (loss)	0.41	(0.70)	2.60	1.58	(1.98)
Total income (loss) from operations	0.45	(0.56)	2.80	1.69	(1.90)

Less distributions from:
Net investment income	(0.11)	(0.02)	(0.18)	(0.05)	—
Total distributions	(0.11)	(0.02)	(0.18)	(0.05)	—

Net asset value, end of period	$12.12	$11.78	$12.36	$9.74	$8.10
Total return[4]	3.95%	(4.60)%	29.61%	20.97%	(19.00)%

Net assets, end of period (000s)	$140,864	$110,494	$104,306	$2,920	$2,413

Ratios to average net assets:
Gross expenses	1.00%[5,6]	1.08%[6]	2.88%[6]	14.42%	19.11%[5]
Net expenses[7,8]	0.85 [5,6]	0.85 [6]	0.00 [6]	0.76	1.05 [5]
Net investment income	0.64 [5]	1.06	1.69	1.31	2.61 [5]

Portfolio turnover rate	14%	23%	7%	28%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2019 (unaudited).

[3]	For the period May 29, 2015 (inception date) to September 30, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective August 3, 2017, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 1.05%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

See Notes to Financial Statements.

16	Martin Currie Emerging Markets Fund 2019 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Martin Currie Emerging Markets Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Effective March 8, 2019, the Fund’s classification changed from diversified to non-diversified. The Fund may invest in companies domiciled in any country that the subadviser believes to be appropriate to the Fund’s investment objective. Subject to the Fund’s 80% investment policy, the Fund may invest a substantial amount of assets (i.e. more than 25%) in issuers located in a single country or a limited number of countries, but will always be invested in or have exposure to no less than three different emerging market countries. The Fund may invest in securities denominated in foreign currencies or in U.S. dollars.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Martin Currie Emerging Markets Fund 2019 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18	Martin Currie Emerging Markets Fund 2019 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer discretionary	$11,370,873	$11,458,364	—	$22,829,237
Energy	2,901,510	7,695,484	—	10,596,994
Financials	10,713,696	24,598,025	—	35,311,721
Health care	791,845	4,180,850	—	4,972,695
Information technology	12,481,282	21,349,837	—	33,831,119
Materials	3,564,076	8,064,764	—	11,628,840
Other common stocks	—	24,262,856	—	24,262,856
Preferred stocks	2,885,851	—	—	2,885,851
Total investments	$44,709,133	$101,610,180	—	$146,319,313

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of,

Martin Currie Emerging Markets Fund 2019 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

20	Martin Currie Emerging Markets Fund 2019 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Martin Currie Inc. (“Martin Currie”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, Martin Currie and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays Martin Currie a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.30%, 2.05%, 1.30%, 0.95% and 0.85%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total

Martin Currie Emerging Markets Fund 2019 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended March 31, 2019, fees waived and/or expenses reimbursed amounted to $100,340.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2019, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires September 30, 2019	—	—	$1,052	$2,536	$350,016
Expires September 30, 2020	—	—	596	3,524	245,366
Expires September 30, 2021	$28	$32	357	1,427	244,768
Expires September 30, 2022	78	41	321	5,297	94,603
Total fee waivers/expense reimbursements subject to recapture	$106	$73	$2,326	$12,784	$934,753

For the six months ended March 31, 2019, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class C	Class FI	Class I	Class IS
LMPFA recaptured	$6	$2	$124	$419	$2,065

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$54	—
CDSCs	—	—

22	Martin Currie Emerging Markets Fund 2019 Semi-Annual Report

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of March 31, 2019, Legg Mason and its affiliates owned 67% of the Fund.

3. Investments

During the six months ended March 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$45,551,339
Sales	18,666,933

At March 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$139,764,721	$14,568,547	$(8,013,955)	$6,554,592

4. Derivative instruments and hedging activities

During the six months ended March 31, 2019, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$127	$13
Class C	276	4
Class FI	490	309
Class I	—	3,764
Class IS	—	266
Total	$893	$4,356

Martin Currie Emerging Markets Fund 2019 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$78
Class C	41
Class FI	321
Class I	5,297
Class IS	94,603
Total	$100,340

6. Distributions to shareholders by class

	Six Months Ended March 31, 2019	Year Ended September 30, 2018
Net Investment Income:
Class A	$415	—	[1]
Class C	222	—	[1]
Class FI	2,438	$5
Class I	43,239	21
Class IS	1,353,693	189,983
Total	$1,400,007	$190,009

[1]	For the period July 16, 2018 (inception date) to September 30, 2018.

7. Shares of beneficial interest

At March 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Amount	Shares		Amount
Class A
Shares sold	11,911	$132,150	3,987	[1]	$50,000	[1]
Shares issued on reinvestment	40	415	—		—
Net increase	11,951	$132,565	3,987	[1]	$50,000	[1]

Class C
Shares sold	2,794	$32,233	3,987	[1]	$50,000	[1]
Shares issued on reinvestment	21	222	—		—
Net increase	2,815	$32,455	3,987	[1]	$50,000	[1]

24	Martin Currie Emerging Markets Fund 2019 Semi-Annual Report

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
	Shares	Amount	Shares		Amount
Class FI
Shares sold	11,148	$123,494	45,166		$583,852
Shares issued on reinvestment	222	2,315	0	[2]	5
Shares repurchased	(2,082)	(22,720)	(16,283)		(216,209)
Net increase	9,288	$103,089	28,883		$367,648

Class I
Shares sold	563,222	$6,413,974	364,544		$4,250,671
Shares issued on reinvestment	4,126	43,239	2		21
Shares repurchased	(232,803)	(2,547,620)	(2,675)		(34,204)
Net increase	334,545	$3,909,593	361,871		$4,216,488

Class IS
Shares sold	3,191,701	$35,222,893	1,593,013		$19,368,777
Shares issued on reinvestment	128,891	1,353,359	14,705		189,983
Shares repurchased	(1,075,553)	(12,497,049)	(666,658)		(8,945,000)
Net increase	2,245,039	$24,079,203	941,060		$10,613,760

[1]	For the period July 16, 2018 (inception date) to September 30, 2018.

[2]	Less than 1 share.

8. Deferred capital losses

As of September 30, 2018, the Fund had deferred capital losses of $1,235,913, which have no expiration date, that will be available to offset future taxable capital gains.

9. Recent accounting pronouncements

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Fund adopted the Final Rule with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

Martin Currie Emerging Markets Fund 2019 Semi-Annual Report	25

Board approval of management and subadvisory agreements (unaudited)

At its November 2018 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the investment management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”), the subadvisory agreement between the Manager and Martin Currie Inc. (“Martin Currie”) and the subadvisory agreement between the Manager and Western Asset Management Company, LLC (“Western Asset”) pursuant to which Western Asset is engaged to provide day-to-day management of that portion of the Fund’s cash and short-term investments allocated to Western Asset under such subadvisory agreement. (Each subadvisory agreement is referred to as a “Subadvisory Agreement.”) Martin Currie and Western Asset are each referred to herein as a “Subadviser.” (The Management and Subadvisory Agreements are collectively referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met on October 10, 2018, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager and the Subadvisers to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed the information provided, as well as a memorandum from their independent legal counsel. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 1, 2018. The Board, including the Independent Trustees, at its November 2018 meeting, reviewed and evaluated the materials, including supplemental materials, provided to assist the Board in considering continuation of the Agreements.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. The Board considered that although no assets were currently being allocated to Western Asset, the Manager recommended that the Subadvisory Agreement with Western Asset be continued to permit allocation of assets to Western Asset at such time as the Manager determined to be appropriate. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and Martin Currie and available to be provided by Western Asset under the Management and Subadvisory Agreements, respectively. The Board also considered the supervisory activities provided by the Manager over the Subadvisers. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in

26	Martin Currie Emerging Markets Fund

the Legg Mason fund complex, including the Manager’s role in coordinating the activities of the Subadvisers and the Fund’s other service providers and the services rendered by the Manager and Subadvisers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and Subadvisers, and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight to be provided by the Manager. The Board also considered Martin Currie’s brokerage policies and practices, the standards applied in seeking best execution, and the existence of quality controls applicable to brokerage allocation procedures. The Board noted that Martin Currie does not have the Fund pay research costs.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund to the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. The Board noted that although useful, the data provided by Broadridge may vary depending on the end dates selected and the selection of a peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark, as well as other performance measures, such as Morningstar rankings, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted the Fund’s performance for the one- and three-year periods ended June 30, 2018 placed the Class I Shares in the first quintile (the first quintile being the best performers and the fifth quintile being the worst performers). The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and subadvisory services provided by the Manager and Martin Currie, respectively. The Board reviewed the subadvisory fees, noting that the Manager, and not the Fund, pays the fee to Martin Currie and would pay the fee to Western Asset. In addition, the

Martin Currie Emerging Markets Fund	27

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which reduced the management fee owed to the Manager under the Management Agreement to zero) (the “Actual Management Fee”). The Board also considered that the contractual expense cap had been extended to December 31, 2020.

The Board also reviewed information regarding the fees the Manager and Martin Currie charged any of their U.S. clients that were included in the same performance composite as the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that for the Class I Shares the Contractual and Actual Management Fees were lower than and equal to the median of the Broadridge expense group (first quintile) respectively, and that actual expense ratios were lower than the Broadridge expense group median (second quintile) and lower than the expense universe median (second quintile) (the first quintile being the lowest fees and the fifth quintile being the highest fees). The Board also reviewed the expense ratios for Class FI and Class IS Shares of the Fund.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2018 and 2017, which corresponds to Legg Mason’s fiscal year end. The Board also received certain information showing historical profitability for fiscal years 2016 through 2018. The Board noted that in 2016 Legg Mason had engaged an independent consultant to assess the methodologies used by Legg Mason for its profitability study and the Board received a report from the independent consultant. The Board also noted that Legg Mason detailed the changes to its methodology from those used in 2016. The Board considered the profitability study along with the other materials previously provided to the Board and concluded that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during the Manager’s 2016 through 2018 fiscal years and the existence of breakpoints. Given the asset size of the Fund and the complex, the fee waivers and the currently existing breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

28	Martin Currie Emerging Markets Fund

The Board considered other benefits received by the Manager and its affiliates as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, enhanced industry recognition and the potential for reduced vendor pricing. The Board also considered the information provided regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment advisory and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Contractual and Actual Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

Martin Currie Emerging Markets Fund	29

Martin Currie

Emerging Markets Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Martin Currie Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNYMellon Investment Servicing (US) Inc.

4400 Computer Drive

Westboroough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

100 East Pratt Street

Baltimore, MD 21202

Martin Currie Emerging Markets Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Martin Currie Emerging Markets Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Martin Currie Emerging Markets Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

MCXX265347 5/19 SR19-3605

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 16, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 16, 2019